INTANGIBLE ASSETS, NET - Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-lived Intangible Assets [Roll Forward]
Intangible assets, beginning balance	$ 15,020	$ 12,887
Acquisition of subsidiaries	27,376
Additions	14,626	6,883
Disposal of a subsidiary	(5)
Impairment	(5,713)	0	$ (5,166)
Amortization expense	(11,694)	(4,849)	(23,826)
Written-off	(162)	(2)
Exchange differences	325	101
Intangible assets, ending balance	39,773	15,020	12,887
Licensing Fee [Member]
Finite-lived Intangible Assets [Roll Forward]
Intangible assets, beginning balance	5,045	1,568
Acquisition of subsidiaries	0
Additions	2,509	6,045
Disposal of a subsidiary	0
Impairment	(471)
Amortization expense	(3,150)	(2,653)
Written-off	0	0
Exchange differences	13	85
Intangible assets, ending balance	3,946	5,045	1,568
IP Right [Member]
Finite-lived Intangible Assets [Roll Forward]
Intangible assets, beginning balance	0	124
Acquisition of subsidiaries	7,400
Additions	9,930	0
Disposal of a subsidiary	0
Impairment	(5,160)		(5,054)
Amortization expense	(3,214)	(124)
Written-off	0	0
Exchange differences	186	0
Intangible assets, ending balance	9,142	0	124
Trademarks [Member]
Finite-lived Intangible Assets [Roll Forward]
Intangible assets, beginning balance	8,009	9,077
Acquisition of subsidiaries	0
Additions	0	0
Disposal of a subsidiary	0
Impairment	0
Amortization expense	(1,068)	(1,068)
Written-off	0	0
Exchange differences	0	0
Intangible assets, ending balance	6,941	8,009	9,077
Technology [Member]
Finite-lived Intangible Assets [Roll Forward]
Intangible assets, beginning balance	0	0
Acquisition of subsidiaries	15,200
Additions	0	0
Disposal of a subsidiary	0
Impairment	0
Amortization expense	(2,322)	0
Written-off	0	0
Exchange differences	0	0
Intangible assets, ending balance	12,878	0	0
Others [Member]
Finite-lived Intangible Assets [Roll Forward]
Intangible assets, beginning balance	1,966	2,118
Acquisition of subsidiaries	4,776
Additions	2,187	838
Disposal of a subsidiary	(5)
Impairment	(82)
Amortization expense	(1,940)	(1,004)
Written-off	(162)	(2)
Exchange differences	126	16
Intangible assets, ending balance	$ 6,866	$ 1,966	$ 2,118